Capital Lease Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Capital Lease Obligations
Capital Lease Obligations

Note 5 - Capital Lease Obligations

During the year ended December 31, 2018, the Company entered into various capital lease agreements. The leases expire at various points through the year ended December 31, 2023. The remaining balance of $36,254 under these lease agreements was written off as of September 30, 2025.

Note 5 - Capital Lease Obligations

During the year ended December 31, 2018, the Company entered into various capital lease agreements. The leases expire at various points through the year ended December 31, 2023.

The following schedule provides minimum future rental payments required as of December 31, 2024.

2024	$36,692
Total minimum lease payments	36,692
Less: Amount represented interest	(438)
Present value of minimum lease payments and guaranteed residual value	$36,254